Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005473 | Top10HoldingAdvance Auto PartsBNY-00751Y106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005473 | Top10HoldingMiddlebyBNY-596278101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005473 | Top10HoldingStandardAeroBNY-85423L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005473 | Top10HoldingCorpayBNY-219948106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | Top10HoldingHexcelBNY-428291108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | Top10HoldingFortiveBNY-34959J108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | Top10HoldingVoya FinancialBNY-929089100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | Top10HoldingConcentra Group Holdings ParentBNY-20603L102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005473 | Top10HoldingMKSBNY-55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005473 | Top10HoldingSensata Technologies HoldingBNY-BFMBMT8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005473 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005473 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000005473 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005473 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005473 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005473 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005473 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005473 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005473 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005473 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005474 | Top10HoldingAdvance Auto PartsBNY-00751Y106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005474 | Top10HoldingMiddlebyBNY-596278101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005474 | Top10HoldingStandardAeroBNY-85423L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005474 | Top10HoldingCorpayBNY-219948106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | Top10HoldingHexcelBNY-428291108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | Top10HoldingFortiveBNY-34959J108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | Top10HoldingVoya FinancialBNY-929089100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | Top10HoldingConcentra Group Holdings ParentBNY-20603L102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005474 | Top10HoldingMKSBNY-55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005474 | Top10HoldingSensata Technologies HoldingBNY-BFMBMT8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005474 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005474 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000005474 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005474 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005474 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005474 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005474 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005474 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005474 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005474 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005475 | Top10HoldingAdvance Auto PartsBNY-00751Y106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005475 | Top10HoldingMiddlebyBNY-596278101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005475 | Top10HoldingStandardAeroBNY-85423L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005475 | Top10HoldingCorpayBNY-219948106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | Top10HoldingHexcelBNY-428291108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | Top10HoldingFortiveBNY-34959J108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | Top10HoldingVoya FinancialBNY-929089100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | Top10HoldingConcentra Group Holdings ParentBNY-20603L102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005475 | Top10HoldingMKSBNY-55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005475 | Top10HoldingSensata Technologies HoldingBNY-BFMBMT8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005475 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005475 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000005475 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005475 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005475 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005475 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005475 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005475 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005475 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159685 | Top10HoldingAdvance Auto PartsBNY-00751Y106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159685 | Top10HoldingMiddlebyBNY-596278101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159685 | Top10HoldingStandardAeroBNY-85423L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159685 | Top10HoldingCorpayBNY-219948106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | Top10HoldingHexcelBNY-428291108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | Top10HoldingFortiveBNY-34959J108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | Top10HoldingVoya FinancialBNY-929089100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | Top10HoldingConcentra Group Holdings ParentBNY-20603L102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159685 | Top10HoldingMKSBNY-55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159685 | Top10HoldingSensata Technologies HoldingBNY-BFMBMT8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159685 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000159685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000159685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000159685 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000159685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159685 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219316 | Top10HoldingAdvance Auto PartsBNY-00751Y106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219316 | Top10HoldingMiddlebyBNY-596278101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219316 | Top10HoldingStandardAeroBNY-85423L103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219316 | Top10HoldingCorpayBNY-219948106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | Top10HoldingHexcelBNY-428291108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | Top10HoldingFortiveBNY-34959J108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | Top10HoldingVoya FinancialBNY-929089100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | Top10HoldingConcentra Group Holdings ParentBNY-20603L102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219316 | Top10HoldingMKSBNY-55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219316 | Top10HoldingSensata Technologies HoldingBNY-BFMBMT8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219316 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000219316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000219316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000219316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219316 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.10%